                                                  -----------------------------
                                                           OMB APPROVAL
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                                                  OMB Number:         3235-0570
                                                  Expires:     October 31, 2006
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                                                  hours per response...... 19.3
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                                UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                  FORM N-CSR

                  CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                       MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-6352
                                   --------------------------------------------

                              ING Series Fund, Inc.
-------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

               7337 E. Doubletree Ranch Rd., Scottsdale, AZ 85258
-------------------------------------------------------------------------------
      (Address of principal executive offices)                (Zip code)

 The Corporation Trust Incorporated, 300 E. Lombard Street, Baltimore, MD 21202
-------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 1-800-992-0180
                                                   ----------------------------

Date of fiscal year end: October 31
                        --------------------------
Date of reporting period: April 30, 2004
                         -------------------------


ITEM 1. REPORTS TO STOCKHOLDERS.

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1):

SEMI-ANNUAL REPORT
APRIL 30, 2004


INTERNATIONAL EQUITY FUND
ING INTERNATIONAL GROWTH FUND

[GRAPHIC]


[ING FUNDS LOGO]

                                TABLE OF CONTENTS
--------------------------------------------------------------------------------

President's Letter                                                             1

Market Perspective                                                             3

Portfolio Managers' Report                                                     6

Statement of Assets and Liabilities                                            8

Statement of Operations                                                       10

Statements of Changes in Net Assets                                           11

Financial Highlights                                                          12

Notes to Financial Statements                                                 15

Portfolio of Investments                                                      23

Director and Officer Information                                              26

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

                               PRESIDENT'S LETTER
--------------------------------------------------------------------------------

[PHOTO OF JAMES M. HENNESSY]
JAMES M. HENNESSY

Dear Shareholder,

The past six months have been unpredictable for investors. Strong growth in the overall economy coupled with questions concerning mutual fund trading practices have challenged investors.

In general, economic activity has continued to increase, with the growth being widespread. Personal consumption on goods and services is leading the recovery supported by corporate purchases of equipment and software and by Government spending on defense. Worries of possible interest rate increases, worsening global turmoil and increasing oil prices have reversed the gains the market realized in the first few months of 2004.

However, investors remain steadfast as nearly each of the last six months has seen an overall increase in assets invested in mutual funds despite continuing investigations into late trading and market timing issues at some of the largest and most respected financial services companies in the country.

You should have received a letter from Thomas J. McInerney, the Chief Executive Officer of ING U.S. Financial Services, which provided information about the internal review ING management conducted regarding trading practices in ING mutual fund products. If you did not receive a copy of the letter, please contact Investor Service at 1-800-992-0180 and we will provide you with a copy.

I wish to thank you on behalf of everyone here at ING Funds for your continued confidence. We look forward to helping you meet your investment goals in the future.

Sincerely,


/s/ James M. Hennessy

James M. Hennessy
President
ING Funds
May 7, 2004

                                        1
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

                             MARKET PERSPECTIVE: SIX MONTHS ENDED APRIL 30, 2004
--------------------------------------------------------------------------------

OVERVIEW

In 2003, GLOBAL EQUITIES secured the first positive returns in three years with a very strong last two months. But by the end of April 2004 markets had added little more. For the whole six months global stocks returned 8.67% based on the Morgan Stanley Capital International ("MSCI") World Index(1). Of this only about 0.97% was due to currency movements.

Among CURRENCIES the dollar occupied the financial spotlight for much of the period. Increasingly impressive economic reports from the U.S. could not banish fears about the trade and budget deficits. The currency was also kept under pressure by continued political instability in the Middle East and the lurking terrorist threat. The euro reached its all time record value against the dollar of just under $1.30 in mid February, but then slipped back as interest rate differentials started moving in the greenback's favor. For the six months, the euro appreciated just 2.8% against the dollar. The Japanese yen ("Y") had a similar outcome, rising 2.1% against the dollar, but it was a bumpier path. The difference was the Bank of Japan, which aggressively spent billions not just to arrest the yen's ascent, but to drive it lower. The yen soared to a four-year high of less than Y104 at one point before retreating for the same reasons as the euro, causing the Bank abruptly to stop its intervention. It had bought around $144 billion in the first quarter, not far short of the astonishing $180 billion total for 2003.

FIXED INCOME MARKET

Among U.S. FIXED INCOME classes the six months were somewhat kinder to investment grade bonds than earlier months had been, as the apparent absence of any inflationary pressures led to the belief that until they appeared, the Federal Reserve would not raise interest rates. But by the end of April, inflationary signals had duly arrived and all fixed income classes were suffering. For the six months, the Lehman Brothers Aggregate Bond Index(2) of investment grade bonds returned 1.25%, less than the average coupon. Within this the Lehman Brothers Corporate Index(3) returned 1.68% for the period and the Lehman Brothers Treasury Bond Index(4) 0.56%. High Yield Bonds were more profitable: the Lehman Brothers U.S. Corporate High Yield Bond Index(5) rose 5.5%.

DOMESTIC EQUITY MARKET

The U.S. EQUITIES market returned 6.27% in the six months ended April 30, 2004, based on the S&P 500 Index(6) including dividends. This implies a P/E level of about 17.2 times 2004 earnings. Valuation levels after the tremendous rally since March of 2003 were a continual cause for concern. Much of the acceleration in gross domestic product ("GDP") and strength in consumer demand had come from the effect of large tax cuts, the mortgage refinancing boom as interest rates declined and an accommodative monetary policy even with very tame inflation. Corporate profits had improved and balance sheets were repaired without question, but this in large measure had been based on cost cutting and a lack of hiring. Only in the last weeks of 2003 did the level of new unemployment claims break convincingly below 400,000. This restrained employment costs because the number of employees had been kept down and along with it their wage bargaining power. Many commentators argued that all of these bullish forces were unsustainable. The new year was rung in with manufacturing and service industry activity as well as factory orders rising to multi-year high levels in February, mostly held on to in March. Fourth quarter GDP growth was finalized at a strong 4.1%, confirming much improved corporate profits and investment. Productivity for all of 2003 was robust at 4.4%. And therein lay the concern that would not go away: the recovery had still carried a distinctly jobless look about it. In all, only 134,000 new jobs had been reported in the first quarter of 2004, less than the monthly amount needed to cover the natural increase in the workforce alone. March ended with consumer confidence slipping and all eyes on the next employment report two days later. It arrived with a bang as 308,000 jobs were reported as having been created in March, with the numbers for earlier months revised up. Initially stock prices rose. At last the final piece in the recovery puzzle, jobs growth, was being put in place. But as the month wore on, a new source of unease emerged as signs of inflation were seen within successive economic reports. Finally, on April 29, the first quarter GDP report indicated not only a healthy 4.2% annual rate of growth, but also an underlying core inflation rate of 2%. At this level, the real Federal Funds rate was MINUS 1%, surely not sustainable for long. The mounting evidence of inflation had already started to weigh on markets and although the S&P 500 entered the last week of April in positive territory for the month, losses on the last three trading days wiped out those and almost all of 2004's gains at the same time. The days of tiny short interest rates that had done so much to fuel the rally were numbered.

INTERNATIONAL EQUITY MARKETS

JAPAN rose 12.85% in dollars over the six months, according to the MSCI Japan Index(7). At these levels the broad market was trading at about 18 1/2 times earnings for the next 12 months. In the final weeks of 2003, commentators had described a recovering

MARKET PERSPECTIVE: SIX MONTHS ENDED APRIL 30, 2004
--------------------------------------------------------------------------------

economy led by trade and not much else. The other major problem in Japan, a banking system paralyzed by non-performing loans, was brought back to the fore at the end of November when the Bank of Japan nationalized Ashikaga, a large regional bank. At least in this case, unlike that of Resona earlier in 2003, there was evidence of a new realism as shareholders were not bailed out. And as 2004 progressed it seemed that, at last, there were signs that Japanese business and the economy were coming out of decade long stagnation. GDP growth for the fourth quarter of 2003 was reported at a remarkable 1.6% over the previous quarter, the best in 13 years. Importantly this was mostly due to domestic business investment and consumer spending rather than foreign demand. Household spending rose for the first time in five months and retail sales had their biggest increase in nearly seven years. Prices were still falling: the national core price index had been in broad decline since April of 1998. But even here, there was a glimmer of hope in March as the index came in flat year over year. Finally Japan's other major problem, non-performing loans in the banking system, had been reduced to levels not seen since the mid 1980s, and still falling. In the week ended March 19, 2004, global investors bought a record $10.8 billion of Japanese stocks. But in April, doubts resurfaced about the extent to which the export-led recovery was percolating through to domestic demand that would sustain it. There was no doubting the export-led part. The reported trade surplus was an all time record, while the lately weakening yen against the dollar and by implication the Chinese yuan promised to keep the surplus high. News from the domestic economy was mixed, however. Consumer confidence rose to the highest and the unemployment rate to the lowest level in three years. Industrial production was up by 7.7% in the year through March. However household spending and retail sales fell back again, wages fell for the ninth straight month and prices resumed their drift lower. Japan's economy and corporate earnings were still growing, but for how long?

EUROPEAN EX UK markets gained 13.47% in dollars during the period, according to the MSCI Europe ex UK Index(8). Markets in this region were trading on average at about 15.4 times 2004 earnings at the end of April. A shallow European business recovery dependent on exports, vulnerable to a strong euro with little domestic demand in sight was the theme throughout. As our period started, the main news was the collapse of the European Union's stability pact, by which countries must confine their budget deficits to no more than 3% of GDP. Serial offenders, France and Germany, simply refused to comply. This at least facilitated tax reductions in those two countries to boost domestic demand, while modest reforms in France to the state pension system and in Germany to lower social security costs and improve labor flexibility, secured preliminary passage in their respective parliaments. But even these weak reforms would soon take their political toll, with people using local and regional elections to vent their displeasure. German Chancellor Schroeder's Social Democratic Party had its worst loss in decades in Hamburg, while French Prime Minister Raffarin's coalition was trounced in regional elections on the last Sunday of March. Repeated reports of flat interest rates, at 2% since June of 2003, and flat, high unemployment, at 8.8% since March of 2003 seemed to mark time to a regional economy making little progress. It was confirmed that the Eurozone's GDP only grew by 0.4% in 2003 over 2004, with just 1.6% expected for 2004. Indeed there was increasing concern that the modest expansion had stalled. Consumer confidence, already fragile because of high unemployment, was shaken by a serious terrorist attack in Spain. Further policy initiatives were unlikely. New European Central Bank Chief Trichet did say that if consumer spending did not improve, he might consider a reduction in interest rates. But the enthusiasm was short lived, as few believed that this would be done with the requisite aggression, if at all. It wasn't. Nor was there much scope for fiscal stimulus as six of the 12 countries sharing the euro currency, accounting for about 80% of Eurozone GDP, were already above the 3% of GDP limit for budget deficits. The stability pact might be dead, but this was still a source of acute embarrassment to the governments involved. April ended with the European Commission reporting that regional consumer confidence had fallen again. Yet at the same time, business confidence had risen to a three-year high, suggesting perhaps to investors that the saving grace of equities might be their cheapness compared to US stocks with projected earnings growth at least as good. This depends however on the sustainability of the recovery.

The UK market rose 11.89% in dollars, based on the MSCI UK Index (9). At those levels, the UK market was trading at about 18 1/2 times 2004 earnings. By the end of 2003, as in other regions, UK business and economic prospects had improved. However it was more than just export led, as services, manufacturing and construction were all accelerating. Third quarter GDP growth was revised up to 0.7% over the second quarter, while the unemployment rate fell to 5%, the lowest in decades. In November, the Bank of England became the first of the world's major central banks to raise interest rates (by 1/4% to 3 3/4%), citing high levels of UK household borrowing and a global

                             MARKET PERSPECTIVE: SIX MONTHS ENDED APRIL 30, 2004
--------------------------------------------------------------------------------

recovery that was now gathering momentum. In 2004 generally strong economic data continued to support sentiment, subject to fears about some troubling imbalances, as well as a strong pound and interest rates now on an upward trajectory. GDP growth in the last quarter of 2003 was confirmed at 0.9% over the previous quarter. Unemployment fell even further to 4.8%. Strong, if fitful, retail sales showed that the consumer was still alive and well; perhaps too well, as the Bank of England expressed concern about the high level of household debt. Closely related to this is the other imbalance, soaring house prices. After a brief lull, they showed signs of re-accelerating. The market must now be considered a bubble, the piercing of which may have far-reaching economic consequences. Still, Chancellor of the Exchequer Gordon Brown did not raise taxes in his March budget, leaving it to monetary policy to cool the economy. It was no surprise when the Bank of England stepped in again in February and raised interest rates to 4%. Yield seeking inflows then sent the pound to levels against the dollar not seen in 11 years. Much of this was undone in April when, as described above, US interest rates seemed set to rise, and the inflows reversed course. But economic conditions remained generally favorable with low unemployment, steady at 4.8%, inflation under control below 2%, and consumer confidence and retail sales on the increase. The first quarter GDP growth estimate of 2.6% annualized was slightly disappointing, but it should be noted that the UK's European neighbors would be elated at such a figure. The period ended as it began, with concerns centered on the two major imbalances in the economy. The latest 12-month increase in housing prices was reported at a booming 18.9%, and, as a result, consumers had amassed historically high levels of debt. Both of these imbalances leave the UK economy vulnerable to sharp contraction if allowed to go much further and at the same time leave the Bank of England with a delicate policy balancing act to execute.

----------
(1) The MORGAN STANLEY CAPITAL INTERNATIONAL (MSCI) WORLD INDEX reflects the stock markets of 22 countries, including the United States, Europe, Canada, Australia, New Zealand and the Far East - comprising approximately 1,500 securities - with values expressed in U.S. dollars.

(2) The LEHMAN BROTHERS AGGREGATE BOND INDEX is composed of securities from the Lehman Brothers Government/Corporate Bond Index, Mortgage-Backed Securities Index, and the Asset-Backed Securities Index. Total return comprises price appreciation/depreciation and income as a percentage of the original investment. Indices are rebalanced monthly by market capitalization.

(3) The LEHMAN BROTHERS CORPORATE INDEX includes all publicly issued, fixed-rate, nonconvertible, dollar-denominated, SEC-registered, investment-grade corporate debt.

(4) The LEHMAN BROTHERS TREASURY BOND INDEX (U.S. Dollars) is composed of all bonds covered by the Lehman Brothers Treasury Bond Index with maturities of 10 years or greater. Total return comprises price appreciation/depreciation and income as a percentage of the original investment. Indexes are rebalanced monthly by market capitalization.

(5) The LEHMAN BROTHERS U.S. CORPORATE HIGH YIELD BOND INDEX is generally representative of corporate bonds rated below investment-grade.

(6) The STANDARD & POOR'S (S&P) 500 INDEX is a capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

(7) The MSCI JAPAN INDEX is a free float-adjusted market capitalization index that is designed to measure developed market equity performance in Japan.

(8) The MSCI EUROPE EX UK INDEX is a free float-adjusted market capitalization index that is designed to measure developed market equity performance in Europe, excluding the UK.

(9) The MSCI UK INDEX is a free float-adjusted market capitalization index that is designed to measure developed market equity performance in the UK.

ALL INDICES ARE UNMANAGED AND INVESTORS CANNOT INVEST DIRECTLY IN AN INDEX.

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. THE PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, AND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE FUND'S PERFORMANCE IS SUBJECT TO CHANGE SINCE THE PERIOD'S END AND MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA SHOWN. PLEASE CALL (800) 992-0180 OR LOG ON TO www.ingfunds.com TO OBTAIN PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END.

MARKET PERSPECTIVE REFLECTS THE VIEWS OF THE CHIEF INVESTMENT RISK OFFICER ONLY THROUGH THE END OF THE PERIOD, AND IS SUBJECT TO CHANGE BASED ON MARKET AND OTHER CONDITIONS.

ING INTERNATIONAL GROWTH FUND                         PORTFOLIO MANAGERS' REPORT
--------------------------------------------------------------------------------

PORTFOLIO MANAGEMENT TEAM: Team of equity investment specialists, Aeltus Investment Management, Inc., the Sub-Adviser.

GOAL: The ING International Growth Fund (the "Fund") seeks long-term capital growth primarily through investments in common stocks principally traded in countries outside of the United States. The Fund will not target any given level of current income.

PERFORMANCE: For the six months ended April 30, 2004, the Fund's Class I shares, excluding sales charges, provided a total return of 10.30% compared to the Morgan Stanley Capital International Europe, Australia and Far East ("MSCI EAFE") Index(5), which returned 12.58% for the same period.

PORTFOLIO SPECIFICS: International markets built on the strong market gains from the multiyear mid-March 2003 low through mid-February, led once again by smaller and lower quality stocks. Our "Growth at a Reasonable Price" ("GARP") strategy, with its integral focus on growth, quality, and valuation continued to encounter a constant headwind in this period. Noteworthy too was the sustained strong performance of the domestic and financial sectors in Japan as confidence continued to grow that the economic recovery will likely prove durable. Since mid-February, markets have consolidated, with an underlying more cautionary tone. This proved to be a more favorable backdrop for our strategy, and the portfolio consequently performed relatively well in the latter part of the review period.

Regional allocation added no value in the period, with the positive impact of underweighting lagging Developed Asia/Australia and overweighting a marginally outperforming Japan being offset by underweighting relatively strong performing Pan-Europe. The underperformance was therefore mostly attributable to adverse stock selection within the regions. The bulk of the shortfall occurred in Developed Asia/Australia, while stock selection proved modestly negative in Pan-Europe. In Japan a marginally positive result was recorded, driven by strong relative returns in March and April after a problematic start to the reporting period. At the aggregate level, the sector strategy yielded a modestly negative result, largely due to underweighting the consumer staples and utilities sectors which performed relatively well. Our emphasis on the top performing energy sector helped the result.

Adverse stock selection within the economic sectors consequently accounted for almost the entire performance deficit. While selection in most of the economic sectors proved beneficial, adverse results in three sectors explain most of the shortfall. In the consumer discretionary sector, disappointing results at Li & Fung (a Hong Kong trading house) and Seven Network (an Australian television station), new product delays at Japanese toy software producer Bandai, and profit taking at Nissan Motor (Japan) impacted negatively. In industrials, British conglomerate Invensys suffered from a delayed restructuring. In information technology, sluggish trends at cellular equipment maker Nokia cost performance, while competitor Ericsson (not held) rose sharply on market share gains. In energy, positions in oil majors Shell and BP added value. Our accent on Japanese banks helped the result in the financial sector, as did Japanese grocer Ito-Yokado in the consumer staples sector.

Performance was negatively impacted by our average position of nearly 5% in cash as the international markets performed well over the reporting period.

MARKET OUTLOOK AND CURRENT STRATEGY: The maturing of the global economic recovery and the potential for imminent interest rate increases suggest a less pro-cyclical portfolio stance, while a focus on stocks with steady earnings growth and sustainable and growing dividends, is warranted. Our portfolio evolved from a modest pro-cyclical positioning to a cyclically neutral stance over the past few months. The potential for upside earnings surprises remains strongest in Japan, where we maintain a modest overweight position and maintain a slightly aggressive positioning offset elsewhere. For the MSCI EAFE Index as a whole, the upside remains modest, with the benefit of continued earnings momentum likely to be partly offset by the lower valuations demanded by rising interest rates. A stronger outlook is contingent on the continued combination of high earnings growth and stable interest rates, which, while not impossible, is deemed an unlikely outcome. On balance, the Fund had a slightly higher price/earnings multiple than the benchmark, but is expected to seek the potential for higher and more visible earnings growth in both 2004 and 2005.

PORTFOLIO MANAGERS' REPORT                         ING INTERNATIONAL GROWTH FUND
--------------------------------------------------------------------------------

                                            AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED APRIL 30, 2004
                                  ------------------------------------------------------------------------------------
                                                                   SINCE INCEPTION   SINCE INCEPTION   SINCE INCEPTION
                                                                     OF CLASS B        OF CLASS C         OF CLASS O
                                  1 YEAR   5 YEARS     10 YEARS     MARCH 1, 1999     JUNE 30, 1998     AUGUST 1, 2001
                                  ------   -------     --------    ---------------   ---------------   ---------------
Including Sales Charge:
  Class A(1)                       26.60%   -6.63%        2.89%           --                 --                --
  Class B(2)                       28.60%   -6.42%          --         -4.63%                --                --
  Class C(3)                       32.48%   -6.17%          --            --              -4.56%               --
  Class I                          34.82%   -5.24%        3.99%           --                 --                --
  Class O                          34.36%      --           --            --                 --             -5.26%
Excluding Sales Charge:
  Class A                          34.33%   -5.52%        3.50%           --                 --                --
  Class B                          33.60%   -6.13%          --         -4.49%                --                --
  Class C                          33.48%   -6.17%          --            --              -4.56%               --
  Class I                          34.82%   -5.24%        3.99%           --                 --                --
  Class O                          34.36%      --           --            --                 --             -5.26%
MSCI EAFE Index(5)                 40.75%   -0.41%        4.20%         1.18%              1.21%(4)          4.34%

The table above illustrates the total return of the Fund against the MSCI EAFE Index. The Index is unmanaged and has no cash in its portfolio, imposes no sales charges and incurs no operating expenses. An investor cannot invest directly in an index. The Fund's performance is shown in the table both with and without the imposition of sales charges.

The performance table does not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares.

Total returns reflect the fact that the Fund's Investment Adviser has waived certain fees and expenses otherwise payable by the Fund. Total returns would have been lower had there been no waiver to the Fund.

PERFORMANCE DATA REPRESENTS PAST PERFORMANCE AND IS NO ASSURANCE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE. SHARES, WHEN SOLD, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE FUND'S CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA SHOWN. PLEASE LOG ON TO www.ingfunds.com OR CALL (800) 992-0180 TO GET PERFORMANCE THROUGH THE MOST RECENT MONTH-END.

THIS REPORT CONTAINS STATEMENTS THAT MAY BE "FORWARD-LOOKING" STATEMENTS. ACTUAL RESULTS MAY DIFFER MATERIALLY FROM THOSE PROJECTED IN THE "FORWARD-LOOKING" STATEMENTS.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGERS, ONLY THROUGH THE END OF THE PERIOD AS STATED ON THE COVER. THE PORTFOLIO MANAGERS' VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

FUND HOLDINGS ARE SUBJECT TO CHANGE DAILY.

(1)  Reflects deduction of the maximum Class A sales charge of 5.75%.

(2) Reflects deduction of the Class B deferred sales charge of 5% and 1%, respectively, for the 1 year and since inception returns.

(3) Reflects deduction of the Class C deferred sales charge of 1% for the 1 year return.

(4)  Since inception performance for the index is shown from July 1, 1998.

(5) The MSCI EAFE Index is an unmanaged index that measures the performance of securities listed on exchanges in markets in Europe, Australasia and the Far East.

PRINCIPAL RISK FACTOR(S): Those generally attributable to stock investing. These risks include sudden and unpredictable drops in the value of the market as a whole and periods of lackluster or negative performance. International investing does pose special risks, including currency fluctuation, economic and political risks not found in investments that are solely domestic. The Fund may invest in companies located in countries with emerging securities markets. Risks of foreign investing are generally intensified for investments in emerging markets. Derivatives are subject to the risk of changes in the market price of the security and the risk of loss due to changes in interest rates. The use of certain derivatives may also have a leveraging effect, which may increase the volatility of the Fund. The Fund also may lend portfolio securities, which could have a leveraging effect on the Fund and intensify market, credit and other risks associated with investing in the Fund. The value of convertible securities may fall when interest rates rise. Convertible securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than convertible securities with shorter maturities. Because the Fund may invest in other investment companies, you may pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Fund.

      STATEMENT OF ASSETS AND LIABILITIES as of April 30, 2004 (Unaudited)
--------------------------------------------------------------------------------

ASSETS:
Investments in securities at value+*                                                              $    70,299,129
Repurchase agreement                                                                                    2,345,000
Cash                                                                                                          552
Foreign currency at value**                                                                                86,758
Collateral for securities loaned                                                                        1,032,237
Receivables:
     Investment securities sold                                                                           792,586
     Fund shares sold                                                                                      34,008
     Dividends and interest                                                                               372,308
     Unrealized appreciation on forward foreign currency contracts                                            231
Prepaid expenses                                                                                           39,258
Reimbursement due from manager                                                                              6,343
                                                                                                  ---------------
        Total assets                                                                                   75,008,410
                                                                                                  ---------------
LIABILITIES:
Payable for investment securities purchased                                                               817,565
Payable for fund shares redeemed                                                                               50
Payable upon receipt of securities loaned                                                               1,032,237
Payable to affiliates                                                                                      70,408
Payable for director fees                                                                                   1,847
Other accrued expenses and liabilities                                                                    202,133
                                                                                                  ---------------
        Total liabilities                                                                               2,124,240
                                                                                                  ---------------
NET ASSETS                                                                                        $    72,884,170
                                                                                                  ===============
NET ASSETS WERE COMPRISED OF:
Paid-in capital                                                                                   $   129,344,817
Undistributed net investment income                                                                        16,962
Accumulated net realized loss on investments                                                          (62,501,501)
Net unrealized appreciation on investments, foreign currencies and futures contracts                    6,023,892
                                                                                                  ---------------
NET ASSETS                                                                                        $    72,884,170
                                                                                                  ===============

----------
 + Including securities loaned at value                                                           $       981,464
 * Cost of investments in securities                                                              $    64,272,315
** Cost of foreign currencies                                                                     $        86,555

                 See Accompanying Notes to Financial Statements

--------------------------------------------------------------------------------

CLASS A:
Net Assets                                                                                        $    37,940,642
Shares authorized                                                                                     200,000,000
Par value                                                                                         $         0.001
Shares outstanding                                                                                      5,325,117
Net asset value and redemption price per share                                                    $          7.12
Maximum offering price per share (5.75%)(1)                                                       $          7.55

CLASS B:
Net Assets                                                                                        $     1,994,604
Shares authorized                                                                                     200,000,000
Par value                                                                                         $         0.001
Shares outstanding                                                                                        285,401
Net asset value and redemption price per share(2)                                                 $          6.99
Maximum offering price per share                                                                  $          6.99

CLASS C:
Net Assets                                                                                        $     1,436,274
Shares authorized                                                                                     200,000,000
Par value                                                                                         $         0.001
Shares outstanding                                                                                        205,837
Net asset value and redemption price per share(2)                                                 $          6.98
Maximum offering price per share                                                                  $          6.98

CLASS I:
Net Assets                                                                                        $    20,430,150
Shares authorized                                                                                     200,000,000
Par value                                                                                         $         0.001
Shares outstanding                                                                                      2,846,909
Net asset value and redemption price per share                                                    $          7.18
Maximum offering price per share                                                                  $          7.18

CLASS O:
Net Assets                                                                                        $    11,082,500
Shares authorized                                                                                     200,000,000
Par value                                                                                         $         0.001
Shares outstanding                                                                                      1,553,874
Net asset value and redemption price per share                                                    $          7.13
Maximum offering price per share                                                                  $          7.13

----------
(1) Maximum offering price is computed at 100/94.25 of net asset value. On purchases of $50,000 or more, the offering price is reduced.
(2) Redemption price per share may be reduced for any applicable contingent deferred sales charge.

                 See Accompanying Notes to Financial Statements

   STATEMENT OF OPERATIONS for the six months ended April 30, 2004 (Unaudited)
--------------------------------------------------------------------------------

INVESTMENT INCOME:
Dividends, net of foreign taxes*                                                                  $       615,678
Interest                                                                                                   63,193
                                                                                                  ---------------
      Total investment income                                                                             678,871
                                                                                                  ---------------
EXPENSES:
Investment management fees                                                                                298,944
Distribution and service fees:
      Class A                                                                                              47,823
      Class B                                                                                               9,420
      Class C                                                                                               7,080
      Class O                                                                                               9,771
Transfer agent fees                                                                                        98,746
Administrative service fees                                                                                28,136
Custody and accounting expense                                                                             83,495
Shareholder reporting expense                                                                              23,103
Registration fees                                                                                          50,620
Professional fees                                                                                          15,645
Director fees                                                                                               1,957
Miscellaneous expense                                                                                       2,441
                                                                                                  ---------------
      Total expenses                                                                                      677,181
                                                                                                  ---------------
Less:
      Net waived and reimbursed fees                                                                      129,433
                                                                                                  ---------------
      Net expenses                                                                                        547,748
                                                                                                  ---------------
Net investment income                                                                                     131,123
                                                                                                  ---------------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS, FOREIGN CURRENCIES AND FUTURES CONTRACTS:
Net realized gain on:
      Investments                                                                                       7,539,216
      Foreign currencies                                                                                    9,421
      Futures contracts                                                                                    99,994
                                                                                                  ---------------
Net realized gain                                                                                       7,648,631
                                                                                                  ---------------
Net change in unrealized appreciation or depreciation on:
      Investments                                                                                      (1,412,255)
      Foreign currencies                                                                                      203
      Futures contracts                                                                                   (32,554)
                                                                                                  ---------------
Net change in unrealized appreciation or depreciation                                                  (1,444,606)
                                                                                                  ---------------
Net realized and unrealized gain on investments, foreign currencies and futures contracts               6,204,025
                                                                                                  ---------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                              $     6,335,148
                                                                                                  ===============

----------
*Foreign taxes                                                                                   $        70,918

                 See Accompanying Notes to Financial Statements

                 STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)
--------------------------------------------------------------------------------

                                                                                          SIX MONTHS                  YEAR
                                                                                             ENDED                    ENDED
                                                                                           APRIL 30,                OCTOBER 31,
                                                                                             2004                      2003
                                                                                        ---------------           ---------------
FROM OPERATIONS:
Net investment income                                                                   $       131,123           $       415,396
Net realized gain on investments, foreign currencies and futures contracts                    7,648,631                 2,006,218
Net change in unrealized appreciation (depreciation) on investments,
  foreign currencies and futures contracts                                                   (1,444,606)               12,129,528
                                                                                        ---------------           ---------------
  Net increase in net assets resulting from operations                                        6,335,148                14,551,142
                                                                                        ---------------           ---------------
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
    Class A                                                                                    (397,940)                  (35,542)
    Class B                                                                                     (11,014)                       --
    Class C                                                                                      (7,561)                       --
    Class I                                                                                    (259,142)                  (70,808)
    Class O                                                                                     (65,291)                   (3,008)
                                                                                        ---------------           ---------------
Total distributions                                                                            (740,948)                 (109,358)
                                                                                        ---------------           ---------------
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares                                                             24,479,142               381,553,333
Dividends reinvested                                                                            726,046                   101,759
                                                                                        ---------------           ---------------
                                                                                             25,205,188               381,655,092
Cost of shares redeemed                                                                     (23,535,850)             (386,900,206)
                                                                                        ---------------           ---------------
Net increase (decrease) in net assets resulting from capital share transactions               1,669,338                (5,245,114)
                                                                                        ---------------           ---------------
Net increase in net assets                                                                    7,263,538                 9,196,670
                                                                                        ---------------           ---------------
NET ASSETS:
Net assets, beginning of period                                                              65,620,632                56,423,962
                                                                                        ---------------           ---------------
Net assets, end of period                                                               $    72,884,170           $    65,620,632
                                                                                        ===============           ===============
Undistributed net investment income                                                     $        16,962           $       626,787
                                                                                        ===============           ===============

                 See Accompanying Notes to Financial Statements

ING INTERNATIONAL GROWTH FUND (UNAUDITED)                   FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Selected data for a share of beneficial interest outstanding throughout each period.

                                                                                           CLASS A
                                                 ----------------------------------------------------------------------------
                                                      SIX MONTHS
                                                        ENDED                        YEAR ENDED OCTOBER 31,
                                                       APRIL 30,   ----------------------------------------------------------
                                                         2004        2003       2002(1)      2001        2000        1999
-----------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period             $        6.55        5.42        7.27       13.50       13.74       11.83
 Income (loss) from investment operations:
 Net investment income (loss)                     $        0.01        0.04       (0.01)      (0.04)      (0.06)      (0.02)*
 Net realized and unrealized gain (loss) on
 investments                                      $        0.63        1.10       (1.84)      (4.15)       1.39        3.08
 Total from investment operations                 $        0.64        1.14       (1.85)      (4.19)       1.33        3.06
 Less distributions from:
 Net investment income                            $        0.07        0.01          --          --          --        0.55
 Net realized gain on investments                 $          --          --          --        2.04        1.57        0.60
 Total distributions                              $        0.07        0.01          --        2.04        1.57        1.15
 Net asset value, end of period                   $        7.12        6.55        5.42        7.27       13.50       13.74
 TOTAL RETURN(2)                                  %        9.92       20.96      (25.45)     (35.60)       8.80       27.76

RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                $      37,941      37,452      36,737      52,392      83,245      35,098
 Ratios to average net assets:
 Net expenses after expense reimbursement(3)(4)   %        1.60        1.60        1.61        1.60        1.49        1.60
 Gross expenses prior to expense
 reimbursement(4)                                 %        1.96        2.04        1.83        1.60        1.49        1.78
 Net investment income (loss) after expense
 reimbursement(3)(4)                              %        0.29        0.61       (0.19)      (0.39)      (0.55)      (0.16)
Portfolio turnover rate                           %          73         102         299         222         182         176

                                                                                           CLASS B
                                                 ----------------------------------------------------------------------------
                                                      SIX MONTHS                                                   MARCH 1,
                                                        ENDED                        YEAR ENDED OCTOBER 31,       1999(5) TO
                                                       APRIL 30,   --------------------------------------------    OCT. 31,
                                                         2004        2003       2002(1)      2001        2000        1999
-----------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period             $        6.42        5.34        7.22       13.42       13.69       11.70
 Income (loss) from investment operations:
 Net investment loss                              $       (0.01)      (0.01)      (0.06)      (0.10)      (0.05)      (0.08)*
 Net realized and unrealized gain (loss) on
 investments                                      $        0.63        1.09       (1.82)      (4.13)       1.29        2.07
 Total from investment operations                 $        0.62        1.08       (1.88)      (4.23)       1.24        1.99
 Less distributions from:
 Net realized gain on investments                 $        0.05          --          --        1.97        1.51          --
 Total distributions                              $        0.05          --          --        1.97        1.51          --
 Net asset value, end of period                   $        6.99        6.42        5.34        7.22       13.42       13.69
 TOTAL RETURN(2)                                  %        9.66       20.22      (26.04)     (36.10)       8.15       17.01

RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                $       1,995       1,515         829       1,069       1,617         225
 Ratios to average net assets:
 Net expenses after expense reimbursement(3)(4)   %        2.35        2.35        2.36        2.35        2.24        2.35
 Gross expenses prior to expense
 reimbursement(4)                                 %        2.71        2.79        2.59        2.35        2.24        2.53
 Net investment loss after expense
 reimbursement(3)(4)                              %       (0.40)      (0.20)      (0.91)      (1.14)      (1.30)      (0.91)
 Portfolio turnover rate                          %          73         102         299         222         182         176

(1) Effective March 1, 2002, ING Investments, LLC became the Investment Adviser of the Fund, concurrently Aeltus Investment Management, Inc. was appointed as Sub-Adviser.
(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total return for less than one year is not annualized.
(3) The Investment Adviser has agreed to limit expenses, (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by ING Investments, LLC within three years.
(4)  Annualized for periods less than one year.
(5)  Commencement of operations of class.
* Per share data calculated using average number of shares outstanding throughout the period.

                 See Accompanying Notes to Financial Statements.

ING INTERNATIONAL GROWTH FUND (UNAUDITED) (CONTINUED)       FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Selected data for a share of beneficial interest outstanding throughout each period.

                                                                                           CLASS C
                                                 ----------------------------------------------------------------------------
                                                      SIX MONTHS
                                                        ENDED                        YEAR ENDED OCTOBER 31,
                                                       APRIL 30,   ----------------------------------------------------------
                                                         2004        2003       2002(1)      2001        2000        1999
-----------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of year               $        6.40        5.33        7.19       13.39       13.68       11.85
 Income (loss) from investment operations:
 Net investment loss                              $       (0.01)      (0.01)      (0.21)      (0.17)      (0.05)      (0.12)*
 Net realized and unrealized gain (loss) on
 investments                                      $        0.63        1.08       (1.65)      (4.06)       1.27        3.10
 Total from investment operations                 $        0.62        1.07       (1.86)      (4.23)       1.22        2.98
 Less distributions from:
 Net investment income                            $        0.04          --          --          --          --        0.55
 Net realized gain on investments                 $          --          --          --        1.97        1.51        0.60
 Total distributions                              $        0.04          --          --        1.97        1.51        1.15
 Net asset value, end of year                     $        6.98        6.40        5.33        7.19       13.39       13.68
 TOTAL RETURN(2)                                  %        9.70       20.08      (25.87)     (36.08)       7.91       27.01

RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of year (000's)                  $       1,436       1,310         905       2,557       8,187       1,359
 Ratios to average net assets:
 Net expenses after expense reimbursement(3)(4)   %        2.35        2.35        2.36        2.35        2.24        2.35
 Gross expenses prior to expense
 reimbursement(4)                                 %        2.71        2.79        2.57        2.35        2.24        2.53
 Net investment loss after expense
 reimbursement(3)(4)                              %       (0.45)      (0.17)      (1.03)      (1.14)      (1.30)      (0.91)
 Portfolio turnover rate                          %          73         102         299         222         182         176

                                                                                           CLASS I
                                                 ----------------------------------------------------------------------------
                                                      SIX MONTHS
                                                        ENDED                        YEAR ENDED OCTOBER 31,
                                                       APRIL 30,   ----------------------------------------------------------
                                                         2004        2003       2002(1)      2001        2000        1999
-----------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of year               $        6.60        5.46        7.32       13.57       13.78       11.87
 Income (loss) from investment operations:
 Net investment income (loss)                     $        0.03        0.05        0.00*+     (0.01)      (0.09)       0.01*
 Net realized and unrealized gain (loss) on
 investments                                      $        0.64        1.11       (1.86)*     (4.17)       1.47        3.09
 Total from investment operations                 $        0.67        1.16       (1.86)      (4.18)       1.38        3.10
 Less distributions from:
 Net investment income                            $        0.09        0.02          --          --          --        0.59
 Net realized gain on investments                 $          --          --          --        2.07        1.59        0.60
 Total distributions                              $        0.09        0.02          --        2.07        1.59        1.19
 Net asset value, end of year                     $        7.18        6.60        5.46        7.32       13.57       13.78
 TOTAL RETURN(2)                                  %       10.30       21.31      (25.41)     (35.47)       9.16       28.10

RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of year (000's)                  $      20,430      20,797      17,098      27,777      46,655      42,605
 Ratios to average net assets:
 Net expenses after expense reimbursement(3)(4)   %        1.35        1.35        1.36        1.35        1.24        1.35
 Gross expenses prior to expense
 reimbursement(4)                                 %        1.71        1.79        1.58        1.35        1.24        1.53
 Net investment income (loss) after expense
 reimbursement(3)(4)                              %        0.55        0.89        0.04       (0.14)      (0.30)       0.09
 Portfolio turnover rate                          %          73         102         299         222         182         176

(1) Effective March 1, 2002, ING Investments, LLC became the Investment Adviser of the Fund, concurrently Aeltus Investment Management, Inc. was appointed as Sub-Adviser.
(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total return for less than one year is not annualized.
(3) The Investment Adviser has agreed to limit expenses, (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by ING Investments, LLC within three years.
(4)  Annualized for periods less than one year.
* Per share data calculated using average number of shares outstanding throughout the period.
+    Amount represents less than $0.01 per share.

                 See Accompanying Notes to Financial Statements.

ING INTERNATIONAL GROWTH FUND (UNAUDITED) (CONTINUED)       FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                                         CLASS O
                                                                      -----------------------------------------------
                                                                      SIX MONTHS                           AUGUST 1,
                                                                         ENDED    YEAR ENDED OCTOBER 31,  2001(2) TO
                                                                       APRIL 30,  ----------------------   OCT. 31,
                                                                         2004        2003       2002(1)      2001
---------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                             $        6.57        5.45        7.28        8.41
 Income (loss) from investment operations:
 Net investment income (loss)                                     $        0.03        0.02        0.01*      (0.01)
 Net realized and unrealized gain (loss) on investments           $        0.62        1.11       (1.84)*     (1.12)
 Total from investment operations                                 $        0.65        1.13       (1.83)      (1.13)
 Less distributions from:
 Net investment income                                            $        0.09        0.01          --          --
 Total distributions                                              $        0.09        0.01          --          --
 Net asset value, end of period                                   $        7.13        6.57        5.45        7.28
 TOTAL RETURN(3)                                                  %       10.02       20.87      (25.14)     (13.44)

RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                                $      11,082       4,546         854          18
 Ratios to average net assets:
 Net expenses after expense reimbursement(4)(5)                   %        1.60        1.60        1.61        1.60
 Gross expenses prior to expense reimbursement(4)                 %        1.97        2.04        1.98        1.60
 Net investment income (loss) after expense reimbursement(4)(5)   %        0.64        0.43        0.17       (0.39)
 Portfolio turnover rate                                          %          73         102         299         222

(1) Effective March 1, 2002, ING Investments, LLC became the Investment Adviser of the Fund, concurrently Aeltus Investment Management, Inc. was appointed as Sub-Adviser.
(2)  Commencement of operations of class.
(3) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value. Total return for less than one year is not annualized.
(4)  Annualized for periods less than one year.
(5) The Investment Adviser has agreed to limit expenses, (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by ING Investments, LLC within three years.
* Per share data calculated using average number of shares outstanding throughout the period.

                See Accompanying Notes to Financial Statements.

         NOTES TO FINANCIAL STATEMENTS as of April 30, 2004 (Unaudited)
--------------------------------------------------------------------------------

NOTE 1 -- ORGANIZATION

ORGANIZATION. The ING Series Fund, Inc. is a company incorporated under the laws of Maryland on June 17, 1991 and registered under the Investment Company Act of 1940 as an open-end management investment company. There are twenty-two separate investment series, which comprise the ING Series Fund, Inc. Only the ING International Growth Fund (the "Fund") series is included in this report.

The Fund offers the following classes of shares: Class A, Class B, Class C, Class I and Class O. The separate classes of shares differ principally in the applicable sales charges (if any), distribution fees and shareholder servicing fees. Shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Fund and earn income from the portfolio pro rata based on the average daily net assets of each class, without discrimination between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Distributions from realized gains are allocated to each class pro rata based on the total shares outstanding on the ex-dividend date. No class has preferential dividend rights. Differences in per share dividend rates generally result from the relative weighting of pro rata income and realized gain allocations and from differences in separate class expenses, including distribution, and shareholder servicing fees. Class B shares, along with their pro rata reinvested dividend shares, automatically convert to Class A shares approximately eight years after purchase.

NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Fund in the preparation of its financial statements, and such policies are in conformity with accounting principles generally accepted in the United States of America for investment companies.

A. SECURITY VALUATION. Investments in equity securities traded on a national securities exchange are valued at the last reported sale price. Securities reported by NASDAQ will be valued at the NASDAQ official closing prices. Securities traded on an exchange or NASDAQ for which there has been no sale and securities traded in the over-the-counter-market are valued at the mean between the last reported bid and ask prices. All investments quoted in foreign currencies will be valued daily in U.S. dollars on the basis of the foreign currency exchange rates prevailing at that time. Debt securities are valued at prices obtained from independent services or from one or more dealers making markets in the securities and may be adjusted based on the Fund's valuation procedures. U.S. Government obligations are valued by using market quotations or independent pricing services that use prices provided by market-makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics. Securities for which market quotations are not readily available (which may include certain restricted securities which are subject to limitations as to their sale) are valued at their fair values as determined in good faith by or under the supervision of the Fund's Board of Directors ("Board"), in accordance with methods that are specifically authorized by the Board. Securities traded on exchanges, including foreign exchanges, which close earlier than the time that the Fund calculates its net asset value may also be valued at their fair values as determined in good faith by or under the supervision of the Fund's Board, in accordance with methods that are specifically authorized by the Board. If a significant event which is likely to impact the value of one or more foreign securities held by the Fund occurs after the time at which the foreign market for such security(ies) closes but before the time that the Fund's net asset value is calculated on any business day, such event may be taken into account in determining the fair value of such security(ies) at the time the Fund calculates its net asset value. For these purposes, significant events after the close of trading on a foreign market may include, among others, securities trading in the U.S. and other markets, corporate announcements, natural and other disasters, and political and other events. Among other elements of analysis, the Board has authorized the use of one or more research services to assist with the determination of the fair value of foreign securities in light of significant events. Research services use statistical analyses and quantitative models to help determine fair value as of the time the Fund calculates its net asset value. Unlike the closing price of a security on an exchange, fair value determinations employ elements of judgment, and the fair value assigned to a security may not

--------------------------------------------------------------------------------

NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     represent the actual value that the Fund could obtain if it were to sell the security at the time of the close of the NYSE. Investments in securities maturing in 60 days or less are valued at amortized cost, which, when combined with accrued interest, approximates market value.

B. SECURITY TRANSACTIONS AND REVENUE RECOGNITION. Securities transactions are accounted for on the trade date. Realized gains and losses are reported on the basis of identified cost of securities sold. Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date, or for certain foreign securities, when the information becomes available to the Fund. Premium amortization and discount accretion are determined by the effective yield method.

C. FOREIGN CURRENCY TRANSLATION. The books and records of the Fund are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:

          (1) Market value of investment securities, other assets and liabilities -- at the exchange rates prevailing at the end of the day.

          (2) Purchases and sales of investment securities, income and expenses -- at the rates of exchange prevailing on the respective dates of such transactions.

     Although the net assets and the market values are presented at the foreign exchange rates at the end of the day, the Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments. For securities, which are subject to foreign withholding tax upon disposition, liabilities are recorded on the statement of assets and liabilities for the estimated tax withholding based on the securities current market value. Upon disposition, realized gains or losses on such securities are recorded net of foreign withholding tax.

     Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate. Foreign security and currency transactions may involve certain considerations and risks not typically associated with investing in U.S. companies and U.S. Government securities. These risks include but are not limited to re-evaluation of currencies and future adverse political and economic developments which could cause securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. Government securities.

D. FOREIGN CURRENCY TRANSACTIONS AND FUTURES CONTRACTS. The Fund may enter into foreign currency exchange transactions to convert to and from different foreign currencies and to and from the U.S. dollar in connection with the planned purchases or sales of securities. The Fund either enters into these transactions on a spot basis at the spot rate prevailing in the foreign currency exchange market or uses forward foreign currency contracts to purchase or sell foreign currencies. When the contract is fulfilled or closed, gains or losses are realized. Until then, the gain or loss is included in unrealized appreciation or depreciation. Risks may arise upon entering into forward contracts from the potential inability of counterparties to meet the terms of their forward contracts and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

     The Fund may enter into futures contracts involving foreign currency, interest rates, securities and securities indices to hedge against price fluctuations or increase exposure to a particular asset class. A futures contract obligates the seller of the contract to deliver and the purchaser of the contract to take delivery of the type of foreign currency, financial instrument or security called for in the contract at a specified future time for a specified price. Upon entering into such a contract, the Fund is required to deposit and maintain as collateral such initial margin as required by the exchange on which the

--------------------------------------------------------------------------------

NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     contract is traded. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount equal to the daily fluctuations in the value of the contract. Such receipts or payments are known as variation margins and are recorded as unrealized gains or losses by the Fund. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

E. DISTRIBUTIONS TO SHAREHOLDERS. The Fund records distributions to its shareholders on ex-dividend date. The Fund pays dividends and capital gains, to the extent available, annually. The Fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. The characteristics of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America for investment companies.

F. FEDERAL INCOME TAXES. It is the policy of the Fund to comply with subchapter M of the Internal Revenue Code and related excise tax provisions applicable to regulated investment companies and to distribute substantially all of their net investment income and any net realized capital gains to their shareholders. Therefore, no federal income tax provision is required. No capital gain distributions shall be made until any capital loss carryforwards have been fully utilized or expired.

G. USE OF ESTIMATES. Management of the Fund has made certain estimates and assumptions relating to the reporting of assets, liabilities, income, and expenses to prepare these financial statements in conformity with accounting principles generally accepted in the United States of America for investment companies. Actual results could differ from these estimates.

H. REPURCHASE AGREEMENTS. The Fund may invest in repurchase agreements only with government securities dealers recognized by the Board of Governors of the Federal Reserve System. Under such agreements, the seller of the security agrees to repurchase it at a mutually agreed upon time and price. The resale price is in excess of the purchase price and reflects an agreed upon interest rate for the period of time the agreement is outstanding. The period of the repurchase agreements is usually short, from overnight to one week, while the underlying securities generally have longer maturities. The Fund will always receive as collateral securities acceptable to it whose market value is equal to at least 100% of the carrying amount of the repurchase agreements, plus accrued interest, being invested by the Fund. The underlying collateral is valued daily on a mark to market basis to assure that the value, including accrued interest is at least equal to the repurchase price. If the seller defaults, a Fund might incur a loss or delay in the realization of proceeds if the value of the security collateralizing the repurchase agreement declines, and it might incur disposition costs in liquidating the collateral.

I. SECURITIES LENDING. The Fund has the option to temporarily loan up to 30% of its total assets to brokers, dealers or other financial institutions in exchange for a negotiated lender's fee. The borrower is required to fully collateralize the loans with cash or U.S. Government securities. Generally, in the event of counterparty default, the Fund has the right to use collateral to offset losses incurred. There would be potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral. The Fund bears the risk of loss with respect to the investment of collateral. Engaging in securities lending could have a leveraging effect, which may intensify the credit, market and other risks associated with investing in a Fund.

J. ILLIQUID AND RESTRICTED SECURITIES. The Fund may not invest more than 15% of its net assets in illiquid securities. Illiquid securities are not readily marketable. Disposing of illiquid investments may involve time-consuming negotiation and legal expenses, and it may be difficult or impossible for the Fund to sell them promptly at an acceptable price. The fund may also invest in restricted securities which include those sold under Rule 144A of the Securities Act of 1933 (1933 Act) or are securities offered pursuant to Section 4(2) of the 1933 Act, and/or are subject to legal or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Certain restricted securities may be considered liquid pursuant to guidelines approved by the Board or may be deemed to be illiquid because they may not be readily

--------------------------------------------------------------------------------

NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     marketable. Illiquid and restricted securities are valued using market quotations when readily available. In the absence of market quotations, the securities are valued based upon their fair value determined under procedures approved by the Board.

K. DELAYED DELIVERY TRANSACTION. The Fund may purchase or sell securities on a when-issued or forward commitment basis. The price of the underlying securities and date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The market value of these securities is identified in the Fund's Portfolio of Investments. Losses may arise due to changes in the market value of the securities or from the inability of counterparties to meet the terms of the contract. In connection with such purchases, the Fund is required to hold liquid assets with the Fund's custodian sufficient to cover the purchase price.

NOTE 3 -- INVESTMENT TRANSACTIONS

For the six months ended April 30, 2004, the cost of purchases and proceeds from the sales of securities, excluding short-term securities, were $52,181,167 and $48,563,093, respectively.

NOTE 4 -- INVESTMENT MANAGEMENT AND ADMINISTRATIVE FEES

The Fund has entered into an Investment Management Agreement with ING Investments, LLC (the "Investment Manager" or the "Adviser"), an indirect wholly-owned subsidiary of ING Groep N.V. ("ING"). The Investment Management Agreement compensates the Adviser with a fee, computed daily and payable monthly, based on the average daily net assets of the Fund, at the following annual rates: 0.850% for the first $250 million; 0.800% on next $250 million; 0.775% on next $250 million; 0.750% on next $1.25 billion and 0.700% in excess of $2 billion.

The Adviser has entered into a Sub-Advisory Agreement with Aeltus Investment Management, Inc. ("ING Aeltus"), an indirect wholly-owned subsidiary of ING. Subject to such policies as the Board or the Adviser may determine, ING Aeltus manages the Fund's assets in accordance with the Fund's investment objectives, policies, and limitations.

ING Funds Services, LLC ("IFS"), a wholly-owned subsidiary of ING, acts as administrator and provides certain administrative and shareholder services necessary for Fund operations and is responsible for the supervision of other service providers. For its services, IFS is entitled to receive from the Fund a fee at an annual rate of 0.08% of its average daily net assets.

ING Investments, LLC has entered into a Service Agreement with ING Life Insurance and Annuity Company ("ILIAC"), a wholly-owned indirect subsidiary of ING, under which ILIAC will provide various administrative and shareholder services to certain Class A and Class I shareholders of the Fund that purchased their shares through ILIAC. In exchange for these services, ING Investments, LLC pays ILIAC a fee of up to 0.425% of the average daily net assets associated with those shares. For the six months ended April 30, 2004, ING Investments, LLC paid ILIAC $63,317 and $44,551 for Class A and Class I, respectively.

NOTE 5 -- DISTRIBUTION AND SERVICE FEES

Each share class of the Fund (except as noted below) has adopted a Plan pursuant to Rule 12b-1 under the 1940 Act (the "12b-1 Plans"), whereby ING Funds Distributor, LLC (the "Distributor"), a wholly-owned subsidiary of ING, is compensated by the Fund for expenses incurred in the distribution of the Fund's shares ("Distribution Fees"). Pursuant to the 12b-1 Plans, the Distributor is entitled to a payment each month for actual expenses incurred in the distribution and promotion of the Fund's shares, including expenses incurred in printing prospectuses and reports used for sales purposes, expenses incurred in preparing and printing sales literature and other such distribution related expenses, including any distribution or shareholder servicing fees ("Service Fees") paid to securities dealers who have executed a distribution agreement with the Distributor. Under the 12b-1 Plans, each class of shares of the Fund pays the Distributor a combined Distribution and Service Fee based on average daily net assets at the following rates:

   CLASS A   CLASS B   CLASS C   CLASS I   CLASS O
   ------    -------   -------   -------   -------
    0.25%     1.00%     1.00%      N/A      0.25%

Presently, the Fund's class-specific expenses are limited to distribution fees incurred in connection with Class A, Class B and Class C shares and services fees in connection with Class B, Class C and Class O shares. For the six months ended April 30, 2004, the Distributor retained the following amounts in sales charges:

                                CLASS A      CLASS B      CLASS C
                                SHARES       SHARES       SHARES
                                -------      -------      -------
Initial Sales Charges           $ 1,673          N/A          N/A
Contingent Deferred
Sales Charges                   $    --      $    --      $   847

--------------------------------------------------------------------------------

NOTE 6 -- OTHER TRANSACTIONS WITH AFFILIATED AND RELATED PARTIES

At April 30, 2004, the Fund had the following amounts recorded in payable to affiliates on the accompanying Statement of Assets and Liabilities (see Notes 4 and 5):

                                          ACCRUED
      ACCRUED                           SHAREHOLDER
     INVESTMENT         ACCRUED         SERVICES AND
     MANAGEMENT      ADMINISTRATIVE     DISTRIBUTION
        FEES              FEES              FEES             TOTAL
        ----              ----              ----             -----
     $   52,368        $    4,929        $   13,111        $   70,408

At April 30, 2004, ING National Trust, a wholly-owned indirect subsidiary of ING, owned 38.0% of the Fund. Investment activities of this shareholder could have a material impact on the Fund.

The Fund has adopted a Deferred Compensation Plan (the "Plan"), which allows eligible non-affiliated directors as described in the Plan to defer the receipt of all or a portion of the directors' fees payable. The deferred fees are invested in various funds advised by ING Investments, LLC until distribution in accordance with the Plan.

NOTE 7 -- OTHER ACCRUED EXPENSES AND LIABILITIES

At April 30, 2004, the Fund had the following payables included in Other Accrued Expenses and Liabilities on the Statement of Assets and Liabilities that exceeded 5% of total liabilities:

Payable for Custody and Fund
  Accounting Fees                        $   80,961

NOTE 8 -- EXPENSE LIMITATIONS

The Adviser has voluntarily entered into a written expense limitation agreement with the Fund to limit expenses, excluding interest, taxes, brokerage and extraordinary expenses to the levels listed below:

     CLASS A      CLASS B      CLASS C      CLASS I      CLASS O
     -------      -------      -------      -------      -------
       1.60%        2.35%        2.35%        1.35%        1.60%

The Adviser will at a later date recoup from the Fund for management fees waived and other expenses assumed by the Adviser during the previous 36 months, but only if, after such reimbursement, the Fund's expense ratio does not exceed the percentage described above. Waived and reimbursed fees net of any recoupment by the Adviser of such waived and reimbursed fees are reflected on the accompanying Statement of Operations of the Fund. Amounts payable by the Adviser are reflected on the accompanying Statement of Assets and Liabilities.

As of April 30, 2004, the total amount of reimbursed fees that are subject to possible recoupment by the Adviser are $520,384. The related expiration dates are:

                     APRIL 30
     -----------------------------------------
        2005           2006            2007
     ----------     ----------      ----------
     $   28,110     $  247,321      $  244,953

NOTE 9 -- LINE OF CREDIT

The Fund included in this report, in addition to certain other funds managed by the Adviser, have entered into an unsecured committed revolving line of credit agreement (the "Credit Agreement ") with a syndicate of banks led by Citibank, N.A. for an aggregate amount of $150,000,000. The proceeds may be used only to:
(1) temporarily finance the purchase and sale of securities; (2) finance the redemption of shares of an investor in the Fund and (3) enable the Fund and such other funds to meet other emergency expenses as defined in the Credit Agreement. The funds to which the line of credit is available pay a commitment fee equal to 0.09% per annum on the daily unused portion of the committed line amount. The Fund will pay its pro rata share of both the agent and commitment fee. Generally, borrowings under the Credit Agreement accrue interest at the Federal Funds Rate plus a specified margin. Repayments generally must be made within 30 days after the date of a revolving credit advance. During the six months ended April 30, 2004, the Fund did not have any loans outstanding under the line of credit.

--------------------------------------------------------------------------------

NOTE 10 -- CAPITAL SHARES

Transactions in capital shares and dollars were as follows:

                                                            CLASS A SHARES                  CLASS B SHARES
                                                     -----------------------------    ---------------------------
                                                     SIX MONTHS          YEAR          SIX MONTHS       YEAR
                                                        ENDED           ENDED             ENDED         ENDED
                                                      APRIL 30,      OCTOBER 31,        APRIL 30,    OCTOBER 31,
                                                        2004             2003             2004          2003
                                                        ----             ----             ----          ----
ING INTERNATIONAL GROWTH FUND (NUMBER OF SHARES)
Shares sold                                             1,041,500       44,000,246          93,737        256,163
Dividends reinvested                                       61,274            5,990           1,542             --
Shares redeemed                                        (1,498,076)     (45,058,328)        (45,882)      (175,447)
                                                     ------------   --------------    ------------  -------------
Net increase (decrease) in shares outstanding            (395,302)      (1,052,092)         49,397         80,716
                                                     ============   ==============    ============  =============

ING INTERNATIONAL GROWTH FUND ($)
Shares sold                                          $  7,256,767   $  245,673,119    $    646,785  $   1,362,279
Dividends reinvested                                      392,152           33,185           9,713             --
Shares redeemed                                       (10,411,910)    (253,932,774)       (325,252)      (925,799)
                                                     ------------   --------------    ------------  -------------
Net increase (decrease)                              $ (2,762,991)  $   (8,226,470)   $   (331,246) $     436,480
                                                     ============   ==============    ============  =============

                                                            CLASS C SHARES                  CLASS I SHARES
                                                     -----------------------------    ---------------------------
                                                     SIX MONTHS          YEAR          SIX MONTHS       YEAR
                                                        ENDED           ENDED             ENDED         ENDED
                                                      APRIL 30,      OCTOBER 31,        APRIL 30,    OCTOBER 31,
                                                        2004             2003             2004          2003
                                                        ----             ----             ----          ----
ING INTERNATIONAL GROWTH FUND (NUMBER OF SHARES)
Shares sold                                                45,313          258,749       1,035,293     22,484,449
Dividends reinvested                                        1,052               --          40,015         11,866
Shares redeemed                                           (45,233)        (223,711)     (1,378,036)   (22,475,696)
                                                     ------------   --------------    ------------  -------------
Net increase (decrease) in shares outstanding               1,132           35,038        (302,728)        20,619
                                                     ============   ==============    ============  =============

ING INTERNATIONAL GROWTH FUND ($)
Shares sold                                          $    310,182   $    1,418,143    $  7,226,251  $ 126,691,420
Dividends reinvested                                        6,615               --         257,698         66,093
Shares redeemed                                          (312,260)      (1,212,545)     (9,500,917)  (127,553,699)
                                                     ------------   --------------    ------------  -------------
Net increase (decrease)                              $      4,537   $      205,598    $ (2,016,968) $    (796,186)
                                                     ============   ==============    ============  =============

                                                            CLASS O SHARES
                                                     ----------------------------
                                                      SIX MONTHS        YEAR
                                                         ENDED          ENDED
                                                       APRIL 30,      OCTOBER 31,
                                                         2004           2003
                                                         ----           ----
ING INTERNATIONAL GROWTH FUND (NUMBER OF SHARES)
Shares sold                                             1,284,312       1,124,831
Dividends reinvested                                        9,340             446
Shares redeemed                                          (431,633)       (590,314)
                                                     ------------    ------------
Net increase in shares outstanding                        862,019         534,963
                                                     ============    ============

ING INTERNATIONAL GROWTH FUND ($)
Shares sold                                          $  9,039,157    $  6,408,372
Dividends reinvested                                       59,868           2,481
Shares redeemed                                        (2,985,511)     (3,275,389)
                                                     ------------    ------------
Net increase                                         $  6,113,514    $  3,135,464
                                                     ============    ============

--------------------------------------------------------------------------------

NOTE 11 -- CONCENTRATION OF RISKS

FOREIGN SECURITIES. Investments in foreign securities may entail risks not present in domestic investments. Since investments of securities are denominated in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, as well as from movements in currency, security value and interest rate, all of which could affect the market and/or credit risk of the investments.

NOTE 12 -- SECURITIES LENDING

Under an agreement with The Bank of New York ("BNY"), the Fund can lend its securities to approved brokers, dealers and other financial institutions. Loans are collateralized by cash and U.S. Government Securities. The collateral must be in an amount equal to at least 105% of the market value of non-U.S. securities loaned and 102% of the market value of U.S. securities loaned. The cash collateral received is invested in approved investments as defined in the Securities Lending Agreement with BNY (the "Agreement"). The cash collateral received is reflected on the Statement of Assets and Liabilities as Cash collateral on loaned securities. Generally, in the event of counterparty default, the Fund has the right to use the collateral to offset losses incurred. The Agreement contains certain guarantees by BNY in the event of counterparty default and/or a borrower's failure to return a loaned security, however there would be a potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral. The Fund bears the risk of loss with respect to the investment of collateral. Engaging in securities lending could have a leveraging effect, which may intensify the credit, market and other risks associated with investing in a Fund. At April 30, 2004, the market value of the securities on loan and the collateral was $981,464 and $1,032,237, respectively.

NOTE 13 -- FEDERAL INCOME TAXES

During the six months ended April 30, 2004, the foreign taxes paid or withheld were $70,918 on foreign source income for the Fund. Foreign taxes paid or withheld should be included in taxable income with an offsetting deduction from gross income or as a credit for taxes paid to foreign governments. You should consult your tax advisor regarding the appropriate treatment of foreign taxes paid.

The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of short-term capital gains, foreign currency transactions, and wash sale deferrals. Distributions in excess of net investment income and/or net realized capital gains for tax purposes are reported as distributions of paid-in capital.

Dividends paid by the Fund from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.

The tax composition of dividends and distributions to shareholders was $740,948 and $109,358 of ordinary income during the six months ended April 30, 2004 and the year ended October 31, 2003, respectively.

The tax-basis components of distributable earnings and the expiration dates of the capital loss carryforwards which may be used to offset future realized capital gains for federal income tax purposes were as follows at October 31, 2003:

     UNDISTRIBUTED
       ORDINARY        UNREALIZED      CAPITAL LOSS       EXPIRATION
        INCOME        APPRECIATION     CARRYFORWARDS         DATE
        ------        ------------     ------------          ----
     $    626,787     $  6,097,571     $ (50,705,963)         2009
                                         (18,073,242)         2010
                                       -------------
                                       $ (68,779,205)

NOTE 14 -- OTHER INFORMATION (UNAUDITED)

As with many financial services companies, ING Investments and affiliates of ING Investments (collectively, "ING") have received requests for information from various governmental and self-regulatory agencies in connection with investigations related to trading in investment company shares. In each case, full cooperation and responses are being provided. In addition to responding to regulatory requests, ING management initiated an internal review of trading in ING insurance, retirement, and mutual fund products. The goal of this review has been to identify whether there have been any

--------------------------------------------------------------------------------

instances of inappropriate trading in those products by third parties or by ING investment professionals and other ING personnel. Additionally, ING reviewed its controls and procedures in a continuing effort to deter improper frequent trading in ING products. ING's internal reviews related to mutual fund trading are continuing.

The internal review has identified several arrangements allowing third parties to engage in frequent trading of mutual funds within our variable insurance and mutual fund products, and identified other circumstances where frequent trading occurred despite measures taken by ING intended to combat market timing.

In addition, the review has identified five arrangements that allowed frequent trading in certain ING Funds. ING entities did not receive special benefits in return for any of these arrangements, which have all been terminated. The internal review also identified two investment professionals who engaged in improper frequent trading in ING Funds.

ING will reimburse any ING Fund or its shareholders affected by inappropriate trading for any improper profits that accrued to any person who engaged in improper frequent trading for which ING is responsible.

NOTE 15 -- SUBSEQUENT EVENT

In July 2004, ING Aeltus expects to change its name to ING Investment Management Co.

                                                        PORTFOLIO OF INVESTMENTS
ING INTERNATIONAL GROWTH FUND                   as of April 30, 2004 (Unaudited)
--------------------------------------------------------------------------------

SHARES                                                            VALUE
---------------------------------------------------------------------------
COMMON STOCK: 96.5%

                    AUSTRALIA: 3.3%
      92,500        AMP Ltd.                                   $    385,456
      83,000        BHP Billiton Ltd.                               687,541
     106,100        Boral Ltd.                                      459,752
     129,100        Macquarie Infrastructure Group                  256,399
      70,800        Seven Network Ltd.                              258,726
      23,900        St. George Bank Ltd.                            347,973
                                                               ------------
                                                                  2,395,847
                                                               ------------
                    AUSTRIA: 0.5%
      22,600        Telekom Austria AG                              331,875
                                                               ------------
                                                                    331,875
                                                               ------------
                    BELGIUM: 2.0%
       2,500        Electrabel                                      820,846
      30,300        Fortis                                          659,612
                                                               ------------
                                                                  1,480,458
                                                               ------------
                    DENMARK: 0.7%
      19,700   L    Group 4 Falck A/S                               488,708
                                                               ------------
                                                                    488,708
                                                               ------------
                    FINLAND: 0.4%
      20,100        Stora Enso OYJ                                  271,068
                                                               ------------
                                                                    271,068
                                                               ------------
                    FRANCE: 8.1%
      37,600   @    Alcatel SA                                      560,259
      11,600        Aventis SA                                      883,697
      19,600        AXA                                             412,817
      13,200        Bouygues                                        450,813
      11,700   @    Cap Gemini SA                                   414,030
      30,100        Credit Agricole SA                              742,577
       1,900        Groupe Danone                                   318,413
       5,568        Lafarge SA                                      463,889
      12,600        Peugeot SA                                      676,974
       4,700        Pinault-Printemps-Redoute                       485,100
      20,500   @    Vivendi Universal SA                            515,818
                                                               ------------
                                                                  5,924,387
                                                               ------------
                    GERMANY: 7.5%
       9,500        Altana AG                                       604,711
      23,400        Bayer AG                                        633,949
      20,400   @    Commerzbank AG                                  352,146
       6,000        Deutsche Boerse AG                              329,058
       8,100        Fresenius Medical Care AG                       563,174
      12,900        Metro AG                                        573,711
      14,800        RWE AG                                          643,131
       4,100        SAP AG                                          627,140
      16,000        Siemens AG                                    1,148,885
                                                               ------------
                                                                  5,475,905
                                                               ------------
                    GREECE: 1.2%
      11,700        Alpha Bank A.E.                                 364,661
      18,800        Public Power Corp.                              476,874
                                                               ------------
                                                                    841,535
                                                               ------------
                    HONG KONG: 1.5%
      80,000        Cheung Kong Holdings Ltd.                       612,836
   1,234,000        CITIC Intl. Financial Holdings Ltd.             494,404
                                                               ------------
                                                                  1,107,240
                                                               ------------
                    ITALY: 4.2%
      90,900   @    Capitalia S.p.A.                           $    251,713
      71,200        ENI-Ente Nazionale
                       Idrocarburi S.p.A.                         1,447,557
     132,300        TIM S.p.A.                                      754,912
     134,300        Unicredito Italiano S.p.A.                      626,261
                                                               ------------
                                                                  3,080,443
                                                               ------------
                    JAPAN: 25.5%
       7,850        Aiful Corp.                                     796,702
      88,000        Bank of Yokohama Ltd.                           480,848
      39,000        Bridgestone Corp.                               660,160
      67,000   L    Calsonic Kansei Corp.                           525,776
      29,800        Chubu Electric Power Co., Inc.                  621,086
      35,400        Chugai Pharmaceutical Co. Ltd.                  535,707
      31,000        Dai Nippon Printing Co. Ltd.                    470,246
         128        East Japan Railway Co.                          654,180
      22,100        Eisai Co. Ltd.                                  564,741
     135,000        Itochu Corp.                                    571,293
         124        Mitsubishi Tokyo Financial
                       Group, Inc.                                1,103,421
       3,800        Nidec Corp.                                     410,113
      86,000        Nippon Yusen Kabushiki Kaisha                   349,907
      29,400        Nissin Food Products Co. Ltd.                   733,968
         268        NTT Docomo, Inc.                                531,847
     113,000        OJI Paper Co. Ltd.                              705,514
      36,000        Onward Kashiyama Co. Ltd.                       548,702
      22,000        Sanken Electric Co. Ltd.                        287,672
      14,000        Secom Co. Ltd.                                  600,063
      48,000        Sharp Corp.                                     865,570
      22,200        Sony Corp.                                      858,991
     150,000        Sumitomo Chemical Co. Ltd.                      693,217
     102,000        The Sumitomo Trust &
                       Banking Co. Ltd.                             613,728
     182,000        Toshiba Corp.                                   836,156
      36,600        Toyota Motor Corp.                            1,323,311
      13,500        Trend Micro, Inc.                               517,466
          89        UFJ Holdings, Inc.                              550,831
      11,300        Uni-Charm Corp.                                 534,511
          14   @    Yahoo Japan Corp.                               158,579
      38,000        Yamaha Motor Co Ltd.                            543,374
                                                               ------------
                                                                 18,647,680
                                                               ------------
                    NETHERLANDS: 2.5%
      39,548        Aegon NV                                        517,699
      21,500   @    ASML Holding NV                                 342,268
       9,100        DSM NV                                          436,128
      23,600        TPG NV                                          508,947
                                                               ------------
                                                                  1,805,042
                                                               ------------
                    PORTUGAL: 1.3%
      85,000        Portugal Telecom SGPS SA                        922,141
                                                               ------------
                                                                    922,141
                                                               ------------
                    SINGAPORE: 0.4%
      34,000        DBS Group Holdings Ltd.                         285,756
                                                               ------------
                                                                    285,756
                                                               ------------
                    SPAIN: 5.1%
      22,300        Altadis SA                                      630,345
      79,200        Banco Bilbao Vizcaya
                       Argentaria SA                              1,045,304
       7,700        Banco Popular Espanol                           424,875

                 See Accompanying Notes to Financial Statements

                                                        PORTFOLIO OF INVESTMENTS
ING INTERNATIONAL GROWTH FUND       as of April 30, 2004 (Unaudited) (continued)
--------------------------------------------------------------------------------

SHARES                                                            VALUE
---------------------------------------------------------------------------
                    SPAIN (CONTINUED)
      35,700        Endesa SA                                  $    654,343
      46,900        Repsol YPF SA                                   987,812
                                                               ------------
                                                                  3,742,679
                                                               ------------
                    SWEDEN: 0.7%
      24,200        Electrolux AB                                   478,333
                                                               ------------
                                                                    478,333
                                                               ------------
                    SWITZERLAND: 6.5%
      55,458        ABB Ltd.                                        312,235
      33,640        Clariant AG                                     426,792
      14,010        Roche Holding AG                              1,469,505
       7,570        Swiss Reinsurance                               498,011
      18,560        UBS AG                                        1,319,068
       4,472        Zurich Financial Services AG                    707,049
                                                               ------------
                                                                  4,732,660
                                                               ------------
                    UNITED KINGDOM: 25.1%
      48,300        Amvescap PLC                                    318,417
      26,200        AstraZeneca PLC                               1,225,207
     322,920        BP PLC                                        2,791,691
     180,800        Dixons Group PLC                                497,769
      38,000        Enterprise Inns PLC                             411,066
      39,200        GlaxoSmithKline PLC                           1,646,400
      69,200        HBOS PLC                                        896,446
     126,700        HSBC Holdings PLC                             1,815,457
      33,700        Imperial Tobacco Group PLC                      746,432
   1,051,225   @    Invensys PLC                                    363,520
     283,300        Legal & General Group PLC                       469,738
      65,400        Prudential PLC                                  513,783
      80,300        Reed Elsevier PLC                               747,606
      35,273        Royal Bank of Scotland Group PLC              1,059,003
     265,400        Shell Transport & Trading Co. PLC             1,830,832
     905,065        Vodafone Group PLC                            2,198,863
      75,800        WPP Group PLC                                   747,381
                                                               ------------
                                                                 18,279,611
                                                               ------------
                    Total Common Stock
                       (Cost $64,272,315)                        70,291,368
                                                               ------------
RIGHTS: 0.0%

                    SWEDEN: 0.0%
      24,200   @    Electrolux AB                                     7,761
                                                               ------------
                                                                      7,761
                                                               ------------
                    Total Rights
                      (Cost $0)                                       7,761
                                                               ------------
                    Total Long-Term Investments
                      (Cost $64,272,315)                         70,299,129
                                                               ------------

 PRINCIPAL
   AMOUNT                                                                        VALUE
------------------------------------------------------------------------------------------
REPURCHASE AGREEMENT: 3.2%

$  2,345,000        Morgan Stanley Repurchase
                       Agreement dated 04/30/04,
                       1.030%, due 05/03/04
                       $2,345,201 to be received
                       upon repurchase (Collateralized
                       by $2,220,000 Various
                       U.S. Government Agency obligations,
                       5.500%-6.250%, Market Value
                       $2,417,294 due 05/02/06-
                       02/01/11)                                              $  2,345,000
                                                                              ------------
                    Total Repurchase Agreements
                       (Cost $2,345,000)                                         2,345,000
                                                                              ------------
                    TOTAL INVESTMENTS IN SECURITIES
                       (COST $66,617,315)*                          99.7%     $ 72,644,129
                    OTHER ASSETS AND
                       LIABILITIES-NET                               0.3           240,041
                                                                   -----      ------------
                       NET ASSETS                                  100.0%     $ 72,884,170
                                                                   =====      ============

@     Non-income producing security
L     Loaned security, a portion or all of the security is on loan at April 30,
      2004
* Cost for federal income tax purposes is $67,709,967. Net unrealized appreciation consists of:

              Gross Unrealized Appreciation                                   $  5,944,473
              Gross Unrealized Depreciation                                     (1,010,311)
                                                                              ------------
              Net Unrealized Appreciation                                     $  4,934,162
                                                                              ============

At April 30, 2004, the following forward currency exchange contract was outstanding for the ING International Growth Fund:

                                       IN
               BUY/    SETTLEMENT    EXCHANGE                   UNREALIZED
CURRENCY       SELL       DATE         FOR           VALUE     APPRECIATION
--------       ----    ----------    --------        -----     ------------
Euro                                   USD
EURO25,000     Buy      05/03/04    $  29,738     $  29,969       $  231

                 See Accompanying Notes to Financial Statements

                                                        PORTFOLIO OF INVESTMENTS
ING INTERNATIONAL GROWTH FUND       as of April 30, 2004 (Unaudited) (continued)
--------------------------------------------------------------------------------

                                                                        PERCENTAGE OF
INDUSTRY                                                                 NET ASSETS
-------------------------------------------------------------------------------------
Advertising                                                                  0.9%
Agriculture                                                                  2.1
Apparel                                                                      0.7
Auto Manufacturers                                                           2.9
Auto Parts and Equipment                                                     1.4
Banks                                                                       16.7
Building Materials                                                           1.0
Chemicals                                                                    3.3
Commercial Services                                                          1.8
Computers                                                                    0.5
Cosmetics/Personal Care                                                      0.6
Distribution/Wholesale                                                       0.7
Diversified Financial Services                                               2.3
Electric                                                                     5.0
Electrical Components and Equipment                                          2.1
Electronics                                                                  0.7
Engineering and Construction                                                 0.8
Food                                                                         2.3
Forest Products and Paper                                                    1.2
Hand/Machine Tools                                                           0.5
Healthcare-Products                                                          0.7
Home Furnishings                                                             1.7
Insurance                                                                    5.5
Internet                                                                     1.1
Leisure Time                                                                 0.6
Media                                                                        2.2
Mining                                                                       0.8
Miscellaneous Manufacturing                                                  2.3
Oil and Gas                                                                 10.1
Pharmaceuticals                                                             10.0
Real Estate                                                                  0.7
Retail                                                                       1.7
Semiconductors                                                               0.7
Software                                                                     0.8
Telecommunications                                                           7.7
Transportation                                                               2.4
Repurchase Agreement                                                         3.2
Other Assets and Liabilities, Net                                            0.3
                                                                           -----
NET ASSETS                                                                 100.0%
                                                                           =====

                 See Accompanying Notes to Financial Statements

                  DIRECTOR AND OFFICER INFORMATION (Unaudited)
--------------------------------------------------------------------------------

The business and affairs of the Funds are managed under the direction of the Fund's Board of Directors. A director who is not an interested person of the Funds, as defined in the 1940 Act, is an independent director ("Non-Interested Director"). The Directors of the Funds are listed below. The Statement of Additional Information includes additional information about directors of the Registrant and is available, without charge, upon request at 1-800-992-0180.

                                              TERM OF                                    NUMBER OF
                                             OFFICE AND          PRINCIPAL             PORTFOLIOS IN            OTHER
                                POSITION(S)  LENGTH OF         OCCUPATION(S)            FUND COMPLEX         DIRECTORSHIPS
        NAME, ADDRESS            HELD WITH     TIME             DURING THE                OVERSEEN              HELD BY
           AND AGE              THE COMPANY  SERVED(1)        PAST FIVE YEARS           BY DIRECTOR             DIRECTOR
           -------              -----------  ----------       ---------------           -----------             --------
NON-INTERESTED DIRECTORS:

Albert E. DePrince, Jr.          Director    June          Director, Business and           53          None
7337 E. Doubletree Ranch Rd.                 1998 -        Economic Research
Scottsdale, Arizona 85258                    present       Center (August 1999 -
Born: 1941                                                 present) and Professor
                                                           of Economics and
                                                           Finance, Middle
                                                           Tennessee State
                                                           University (1991 to
                                                           present).

Maria T. Fighetti                Director    April         Retired. Formerly,               53          None
7337 E. Doubletree Ranch Rd.                 1994 -        Attorney, New York City
Scottsdale, Arizona 85258                    present       Department of Mental
Born: 1943                                                 Health (June 1973 -
                                                           October 2002) and
                                                           Associate
                                                           Commissioner
                                                           (1995 - 2002).

Sidney Koch                      Director    April         Financial Adviser, Self-         53          Director, Northwest
7337 E. Doubletree Ranch Rd.                 1994 -        Employed (January 1993 -                     Center for the Arts,
Scottsdale, Arizona 85258                    present       present).                                    Torrington, CT.
Born: 1935

Corine T. Norgaard               Director    June          Dean, Barney School of           53          Director/Trustee, Mass
7337 E. Doubletree Ranch Rd.                 1991 -        Business, University of                      Mutual Corporate and
Scottsdale, Arizona 85258                    present       Hartford (August 1996 -                      Participation Investors
Born: 1937                                                 present).                                    (April 1997 - Present)
                                                                                                        Director, Advest Trust
                                                                                                        Company (1998 -
                                                                                                        Present); Director,
                                                                                                        Connecticut Health
                                                                                                        Foundation (2002 -
                                                                                                        Present).

Edward T. O'Dell                 Director    June          Retired. Formerly,               53          None
7337 E. Doubletree Ranch Rd.                 2002 -        Partner/Chairman of
Scottsdale, Arizona 85258                    present       Financial Service Group,
Born: 1935                                                 Goodwin Procter LLP
                                                           (June 1966 -
                                                           September 2000);

Joseph E. Obermeyer(2)           Director    January       President, Obermeyer &           53          None
7337 E. Doubletree Ranch Rd.                 2003 -        Associates, Inc.
Scottsdale, Arizona 85258                    present       (Consulting firm)
Born: 1957                                                 (Novemeber 1999 -
                                                           present) and Senior
                                                           Manager, Arthur
                                                           Anderson LLP (1995 -
                                                           October 1999).

--------------------------------------------------------------------------------

                                              TERM OF                                    NUMBER OF
                                             OFFICE AND          PRINCIPAL             PORTFOLIOS IN            OTHER
                                POSITION(S)  LENGTH OF         OCCUPATION(S)            FUND COMPLEX         DIRECTORSHIPS
        NAME, ADDRESS            HELD WITH     TIME             DURING THE                OVERSEEN              HELD BY
           AND AGE              THE COMPANY  SERVED(1)        PAST FIVE YEARS           BY DIRECTOR             DIRECTOR
           -------              -----------  ----------       ---------------           -----------             --------
DIRECTORS WHO ARE "INTERESTED PERSONS"

J. Scott Fox(3)                  Director    December      Vice Chairman and Chief           53         Director of IPC Financial
Aeltus Investment                            1997 -        Operating Officer, ING                       Network, Inc.
Management, Inc.                             present       Investment Management                        (January 2001 - present);
10 State House Square                                      (September 2002 -                            Director, Metro Hartford
Hartford, Connecticut                                      present); President and                      Chamber of Commmerce
Born: 1955                                                 Chief Executive Officer                      and The Greater Hartford
                                                           (April 2001 -                                Arts Council.
                                                           present), Managing
                                                           Director and Chief
                                                           Operating Officer
                                                           (April 1994 - April
                                                           2001), Aeltus
                                                           Investment Management,
                                                           Inc.

Thomas J. McInerney(4)           Director    March         Chief Executive Officer,         170         Director, Equitable Life
7337 E. Doubletree Ranch Rd.                 2002 -        ING U.S. Financial Services                  Insurance Co., Golden
Scottsdale, Arizona 85258                    present       (September 2001 -                            American Life Insurance
Born: 1956                                                 present); Member, ING                        Co., Life Insurance
                                                           Americas Executive                           Company of Georgia,
                                                           Committee (2001 -                            Midwestern United Life
                                                           present); President, Chief                   Insurance Co., ReliaStar
                                                           Executive Officer and                        Life Insurance Co.,
                                                           Director of Northern Life                    Security Life of Denver,
                                                           Insurance Company (2001 -                    Security Connecticut Life
                                                           present), ING Aeltus                         Insurance Co., Southland
                                                           Holding Company, Inc.                        Life Insurance Co., USG
                                                           (2000 - present), ING                        Annuity and Life
                                                           Retail Holding Company                       Company, and United
                                                           (1998 - present).                            Life and Annuity
                                                           Formerly, General                            Insurance Co., Inc.
                                                           Manager and Chief                            (March 2001 - Present);
                                                           Executive Officer, ING                       Member of the Board,
                                                           Worksite Division                            Bushnell Performing Arts
                                                           (December 2000 -                             Center; St. Francis
                                                           October 2001), President,                    Hospital; National
                                                           ING-SCI, Inc.                                Conference for
                                                           (August 1997 -                               Community Justice; and
                                                           December 2000);                              Metro Atlanta Chamber
                                                           President, Aetna                             of Commerce.
                                                           Financial Services
                                                           (August 1997 - December
                                                           2000).

----------
(1) Directors serve until their successors are duly elected and qualified, subject to the Board's retirement policy.
(2)  Mr. Obermeyer was elected to the Board on January 1, 2003.
(3) Mr. Fox is an "interested person," as defined under the 1940 Act, because of his relationship with ING Aeltus, an affiliate of ING Investments.
(4) Mr. McInerney is an "interested person," as defined under the 1940 Act, because of his affiliation with ING Groep N.V., the parent corporation of the Investment Manager, ING Investments, LLC and the Distributor, ING Funds Distributor, LLC.

--------------------------------------------------------------------------------

                                                                                                           PRINCIPAL
                                                                      TERM OF OFFICE                     OCCUPATION(S)
       NAME, ADDRESS                      POSITION(S)                 AND LENGTH OF                       DURING THE
          AND AGE                    HELD WITH THE COMPANY            TIME SERVED(1)                    PAST FIVE YEARS
          -------                    ---------------------            --------------                    ---------------
James M. Hennessy                President, Chief                  February 2002 -           President and Chief Executive
7337 E. Doubletree Ranch Rd.     Executive Officer and             present                   Officer, ING Investments, LLC(2)
Scottsdale, Arizona 85258        Chief Operating                                             (December 2001 - Present).
Born: 1949                       Officer                                                     Formerly, Senior Executive Vice
                                                                                             President and Chief Operating
                                                                                             Officer, ING Investments, LLC(2)
                                                                                             (April 1995 - December 2000); and
                                                                                             Executive Vice President, ING
                                                                                             Investments, LLC(2) (May 1998 - June
                                                                                             2000).

Stanley D. Vyner                 Executive Vice                    February 2002 -           Executive Vice President, ING
7337 E. Doubletree Ranch Rd.     President                         present                   Investments, LLC(2) and certain of
Scottsdale, Arizona 85258                                                                    its affiliates (July 2000 - Present)
Born: 1950                                                                                   and Chief Investment Risk Officer
                                                                                             (June 2003 - Present); Formerly,
                                                                                             Chief Investment Officer the
                                                                                             International Portfolios, ING
                                                                                             Investments, LLC(2) (July 1996 -
                                                                                             June 2003); and President and Chief
                                                                                             Executive Officer, ING Investments,
                                                                                             LLC(2) (August 1996 - August 2000).

Michael J. Roland                Executive Vice                    April 2002 - present      Executive Vice President, Chief
7337 E. Doubletree Ranch Rd.     President and                                               Financial Officer and Treasurer,
Scottsdale, Arizona 85258        Assistant Secretary                                         ING Investments, LLC(2) (December
Born: 1958                                                                                   2001 - Present). Formerly, Senior
                                 Principal Financial               February 2002 -           Vice President, ING Investments,
                                 Officer                           present                   LLC(2) (June 1998 - December
                                                                                             2001).

Robert S. Naka                   Senior Vice President             February 2002 -           Senior Vice President and Assistant
7337 E. Doubletree Ranch Rd.     and Assistant                     present                   Secretary, ING Investments, LLC(2)
Scottsdale, Arizona 85258        Secretary                                                   (October 2001 - Present).
Born: 1963                                                                                   Formerly, Senior Vice President
                                                                                             and Assistant Secretary, ING Funds
                                                                                             Services, LLC(3) (February 1997 -
                                                                                             August 1999).

Kimberly A. Anderson             Senior Vice President             December 2003 -           Senior Vice President and Assistant
7337 E. Doubletree Ranch Rd.                                       present                   Secretary, ING Investments, LLC(2)
Scottsdale, Arizona 85258                                                                    (October 2003 - Present). Formerly,
Born: 1964                                                                                   Vice President and Assistant
                                                                                             Secretary, ING Investments, LLC(2)
                                                                                             (October 2001 - October 2003);
                                                                                             Secretary, ING Investments, LLC(2)
                                                                                             (October 2001 - August 2003);
                                                                                             Assistant Vice President, ING Funds
                                                                                             Services, LLC(3) (November 1999 -
                                                                                             January 2001); and has held various
                                                                                             other positions with ING Funds
                                                                                             Services, LLC(3) for more than the
                                                                                             last five years.

Robyn L. Ichilov                 Vice President and                February 2002 -           Vice President, ING Funds Services,
7337 E. Doubletree Ranch Rd.     Treasurer                         present                   LLC(3) (October 2001 - Present) and
Scottsdale, Arizona 85258                                                                    ING Investments, LLC(2) (August
Born: 1967                                                                                   1997 - Present).

J. David Greenwald               Vice President                    September 2003 -          Vice President of Mutual Fund
7337 E. Doubletree Ranch Rd.                                       present                   Compliance, ING Funds Services,
Scottsdale, Arizona 85258                                                                    LLC(3) (May 2003 - Present).
Born: 1957                                                                                   Formerly, Assistant Treasurer and
                                                                                             Director of Mutual Fund Compliance
                                                                                             and Operations, American Skandia, a
                                                                                             Prudential Financial Company
                                                                                             (October 1996 - May 2003).

--------------------------------------------------------------------------------

                                                                                                           PRINCIPAL
                                                                      TERM OF OFFICE                     OCCUPATION(S)
       NAME, ADDRESS                      POSITION(S)                 AND LENGTH OF                       DURING THE
          AND AGE                    HELD WITH THE COMPANY            TIME SERVED(1)                    PAST FIVE YEARS
          -------                    ---------------------            --------------                    ---------------
Lauren D. Bensinger              Vice President                    March 2003 - present      Vice President and Chief
7337 E. Doubletree Ranch Rd.                                                                 Compliance Officer, ING Funds
Scottsdale, Arizona 85258                                                                    Distributor, LLC(4) (July 1995 -
Born: 1954                                                                                   Present); Vice President (February
                                                                                             1996 - Present) and Chief
                                                                                             Compliance Officer (October 2001 -
                                                                                             Present), ING Investments, LLC(2).

Theresa Kelety                   Secretary                         September 2003 -          Counsel, ING U.S. Financial Services
7337 E. Doubletree Ranch Rd.                                       present                   (April 2003 - Present). Formerly,
Scottsdale, Arizona 85258                                                                    Senior Associate with Shearman &
Born: 1963                                                                                   Sterling (February 2000 - April
                                                                                             2003); and Associate with
                                                                                             Sutherland Asbill & Brennan (1996 -
                                                                                             February 2000).

Todd Modic                       Vice President                    September 2003 -          Vice President of Financial
7337 E. Doubletree Ranch Rd.                                       present                   Reporting - Fund Accounting of
Scottsdale, Arizona 85258                                                                    ING Fund Services, LLC(3)
Born: 1967                                                                                   (September 2002 - Present).
                                                                                             Formerly, Director of Financial
                                                                                             Reporting, ING Investments, LLC(2)
                                                                                             (March 2001 - September 2002);
                                                                                             Director of Financial Reporting,
                                                                                             Axient Communications, Inc. (May
                                                                                             2000 - January 2001); and Director
                                                                                             of Finance, Rural/Metro Corporation
                                                                                             (March 1995 - May 2000).

Susan P. Kinens                  Assistant Vice                    March 2003 - present      Assistant Vice President and
7337 E. Doubletree Ranch Rd.     President and                                               Assistant Secretary, ING Funds
Scottsdale, Arizona 85258        Assistant Secretary                                         Services, LLC (December 2002 -
Born: 1976                                                                                   Present); and has held various
                                                                                             other positions with ING Funds
                                                                                             Services, LLC for more than the
                                                                                             last five years.

Maria M. Anderson                Assistant Vice                    April 2002 - present      Assistant Vice President of ING
7337 E. Doubletree Ranch Rd.     President                                                   Funds Services, LLC (since
Scottsdale, Arizona 85258                                                                    October 2001). Formerly, Manager
Born: 1958                                                                                   of Fund Accounting and Fund
                                                                                             Compliance, ING Investments, LLC
                                                                                             (September 1999 - November
                                                                                             2001); and Section Manager of
                                                                                             Fund Accounting, Stein Roe Mutual
                                                                                             Funds (July 1998 - August 1999).

Huey P. Falgout, Jr.             Assistant Secretary               September 2003 -          Chief Counsel, ING U.S. Financial
7337 E. Doubletree Ranch Rd.                                       present                   Services (September 2003 -
Scottsdale, Arizona 85258                                                                    Present). Formerly, Counsel, ING
Born: 1963                                                                                   U.S. Financial Services (November
                                                                                             2002 - September 2003); and
                                                                                             Associate General Counsel of AIG
                                                                                             American General (January 1999 -
                                                                                             November 2002).

----------
(1) The officers hold office until the next annual meeting of the Trustees and until their successors have been elected and qualified.
(2) ING Investments, LLC was previously named ING Pilgrim Investments, LLC. ING Pilgrim Investments, LLC is the sucessor in interest to ING Pilgrim Investments, Inc., which was previously known as Pilgrim Investments, Inc. and before that was known as Pilgrim America Investments, Inc.
(3) ING Funds Services, LLC was previously named ING Pilgrim Group, LLC. ING Pilgrim Group, LLC is the sucessor in interest to ING Pilgrim Group, Inc., which was previously known as Pilgrim Group, Inc. and before that was known as Pilgrim America Group, Inc.
(4) ING Funds Distributor, LLC is the sucessor in interest to ING Funds Distributor, Inc., which was previously known as ING Pilgrim Securities, Inc., and before that was known as Pilgrim Securities, Inc., and before that was known as Pilgrim America Securities, Inc.

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

ING Funds Distributor, LLC offers the funds listed below. Before investing in a fund, shareholders should carefully review the fund's prospectus. Investors may obtain a copy of a prospectus of any ING Fund by calling (800) 992-0180.

DOMESTIC EQUITY GROWTH FUNDS
    ING Growth Fund
    ING LargeCap Growth Fund
    ING MidCap Opportunities Fund
    ING Disciplined LargeCap Fund
    ING SmallCap Opportunities Fund
    ING Small Company Fund

DOMESTIC EQUITY INDEX FUNDS
    ING Index Plus LargeCap Fund
    ING Index Plus MidCap Fund
    ING Index Plus SmallCap Fund

DOMESTIC EQUITY VALUE FUNDS
    ING Financial Services Fund
    ING LargeCap Value Fund
    ING MagnaCap Fund
    ING MidCap Value Fund
    ING SmallCap Value Fund
    ING Tax Efficient Equity Fund
    ING Value Opportunity Fund

DOMESTIC EQUITY AND INCOME FUNDS
    ING Balanced Fund
    ING Convertible Fund
    ING Equity and Bond Fund
    ING Equity Income Fund
    ING Real Estate Fund

FIXED INCOME FUNDS
    ING Bond Fund
    ING Classic Money Market Fund*
    ING Government Fund
    ING GNMA Income Fund
    ING High Yield Opportunity Fund
    ING High Yield Bond Fund
    ING Lexington Money Market Fund*
    ING Intermediate Bond Fund
    ING National Tax Exempt Bond Fund
    ING Money Market Fund*
    ING Aeltus Money Market Fund*

STRATEGIC ALLOCATION FUNDS
    ING Strategic Allocation Growth Fund
    ING Strategic Allocation Balanced Fund
    ING Strategic Allocation Income Fund

INTERNATIONAL EQUITY FUNDS
    ING Emerging Countries Fund
    ING Foreign Fund
    ING International Fund
    ING International Growth Fund
    ING International SmallCap Growth Fund
    ING International Value Fund
    ING Precious Metals Fund
    ING Russia Fund

INTERNATIONAL GLOBAL EQUITY FUNDS
    ING Global Equity Dividend Fund
    ING Global Real Estate Fund
    ING Worldwide Growth Fund
    ING Global Science and Technology Fund

LOAN PARTICIPATION FUND
    ING Senior Income Fund

* An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

INVESTMENT MANAGER
ING Investments, LLC
7337 E. Doubletree Ranch Road
Scottsdale, Arizona 85258-2034

ADMINISTRATOR
ING Funds Services, LLC
7337 E. Doubletree Ranch Road
Scottsdale, Arizona 85258-2034

DISTRIBUTOR
ING Funds Distributor, LLC
7337 E. Doubletree Ranch Road
Scottsdale, Arizona 85258-2034
1-800-334-3444

TRANSFER AGENT
DST Systems, Inc.
P.O. Box 419368
Kansas City, Missouri 64141-6368

CUSTODIAN
The Bank of New York
100 Colonial Center Parkway, Suite 300
Lake Mary, FL 32746

LEGAL COUNSEL
Goodwin Procter LLP
Exchange Place
53 State Street
Boston, MA 02109

INDEPENDENT AUDITORS
KPMG LLP
99 High Street
Boston, MA 02110-2371

FOR MORE COMPLETE INFORMATION ABOUT ANY ING FUND, PLEASE CALL YOUR INVESTMENT PROFESSIONAL OR ING FUNDS DISTRIBUTOR, LLC AT (800) 992-0180 FOR A PROSPECTUS OR LOG ON TO www.ingfunds.com. PLEASE READ THE PROSPECTUS CAREFULLY AND CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES OF ANY FUND BEFORE INVESTING. THE PROSPECTUS CONTAINS THIS INFORMATION AND OTHER FUND SPECIFIC INFORMATION. THE FUND'S PROXY VOTING RECORD WILL BE AVAILABLE WITHOUT CHARGE ON OR ABOUT AUGUST 31, 2004 ON THE FUND'S WEBSITE AT www.ingfunds.com AND ON THE SEC'S WEBSITE www.sec.gov.

[ING FUNDS LOGO]
                                                  PRSAR-INTLABCIO  (0404-062804)

ITEM 2. CODE OF ETHICS.

The information required by this Item is only required in an annual report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The information required by this Item is only required in an annual report.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

The information required by this Item is only required in an annual report.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS

Schedule is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's Board during the period covered by the N-CSR filing. The Board has a Nominating Committee for the purpose of considering and presenting to the Board candidates it proposes for nomination to fill Independent Trustee vacancies on the Board. The Committee currently consists of all Independent Trustees of the Board (6 individuals). Currently, there is no written charter for the Nominating Committee and neither the Committee nor the Board has adopted a formal policy regarding the consideration of nominees recommended by shareholders. It is anticipated that these matters will be considered by the Committee and the Board during the upcoming year and that a formal charter containing policies with respect to the consideration of nominees recommended by shareholders will be approved by the Board.

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ITEM 10. CONTROLS AND PROCEDURES.

(a) Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant's disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-CSR are being prepared, and the registrant's disclosure controls and procedures allow timely preparation and review of the information for the registrant's Form N-CSR and the officer certifications of such Form N-CSR.

(b) There were no significant changes in the registrant's internal controls that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS.

(a)(1)  Not applicable.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

(b) The officer certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as EX-99.906CERT

   (3)  Not applicable.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): ING SERIES FUND, INC.


By /s/James M. Hennessy
   --------------------
        James M. Hennessy
        President and Chief Executive Officer


Date: July 9, 2004
      ------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /s/James M. Hennessy
   --------------------
        James M. Hennessy
        President and Chief Executive Officer

Date: July 9, 2004
      ------------


By /s/Michael J. Roland
   --------------------
        Michael J. Roland
        Executive Vice President and Chief Financial Officer

Date: July 9, 2004
      ------------